Prepayments and Other Assets (Details) - USD ($)		Dec. 31, 2025		Jun. 30, 2025		Apr. 08, 2023
Prepayments and Other Assets [Abstract]
Rental deposit	[1]	$ 100,000		$ 500,000
Deposit		400,000
Prepaid consulting service fees		8,440,784
Prepaid consulting service fee current	[2]	7,479,825
Prepaid consulting service fee non-current	[2]	960,959
Long-term loan security deposit		$ 475,000	[3]	$ 475,000	[3]	$ 475,000

[1]	Rental deposit represents a deposit of $100,000 paid to the lessor of Top Advancer (see Note 8). During the six months ended December 31, 2025, the Company received $400,000 of this deposit, and the remaining balance is expected to be received in March 2026.
[2]	This represents prepaid consulting service fees of $8,440,784 paid to third-party service providers for consulting. These services are expected to be rendered over a contractual period of two years. The Company amortizes the prepaid consulting service fees on a straight-line basis over the service period. As of December 31, 2025, $7,479,825 and $960,959 are classified as current and non-current, respectively, based on the expected timing of service delivery.
[3]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 9).